Derivative Liabilities (Details) - Schedule of fair value of Level 3 derivative liabilities (except the Public Special Purpose Acquisition Companies (“SPAC”) warrants as defined below, which are Level 1 derivative liabilities that are measured at fair value on a recurring basis
	12 Months Ended
	Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,442,970
Extinguishment of derivative liabilities in connection with conversion of debt	(591,203)	[1]
Warrants issued in connection with the financing	7,294,836
Warrants issued relates to Alpha settlement	95,677	[1]
Extinguishment of derivative liabilities in connection with the Alpha settlement	(699,301)	[1]
Change in fair value of derivative liabilities	4,677,388
Ending balance	15,220,367
Public SPAC Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	3,795,000
Extinguishment of derivative liabilities in connection with conversion of debt		[1]
Warrants issued in connection with the financing
Warrants issued relates to Alpha settlement		[1]
Extinguishment of derivative liabilities in connection with the Alpha settlement		[1]
Change in fair value of derivative liabilities	4,253,850
Ending balance	8,048,850
Private SPAC Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	256,275
Extinguishment of derivative liabilities in connection with conversion of debt		[1]
Warrants issued in connection with the financing
Warrants issued relates to Alpha settlement		[1]
Extinguishment of derivative liabilities in connection with the Alpha settlement		[1]
Change in fair value of derivative liabilities	211,050
Ending balance	467,325
PIPE Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Extinguishment of derivative liabilities in connection with conversion of debt		[1]
Warrants issued in connection with the financing	7,294,836
Warrants issued relates to Alpha settlement		[1]
Extinguishment of derivative liabilities in connection with the Alpha settlement		[1]
Change in fair value of derivative liabilities	(778,536)
Ending balance	6,516,300
Other Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	165,895
Extinguishment of derivative liabilities in connection with conversion of debt		[1]
Warrants issued in connection with the financing
Warrants issued relates to Alpha settlement	95,677	[1]
Extinguishment of derivative liabilities in connection with the Alpha settlement		[1]
Change in fair value of derivative liabilities	(73,680)
Ending balance	187,892
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	225,800
Extinguishment of derivative liabilities in connection with conversion of debt	(591,203)	[1]
Warrants issued in connection with the financing
Warrants issued relates to Alpha settlement		[1]
Extinguishment of derivative liabilities in connection with the Alpha settlement	(699,301)	[1]
Change in fair value of derivative liabilities	1,064,704
Ending balance

[1]	See Note 10 – Convertible Notes Payable